SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Segment
The Company segregates revenues as shown below:

Revenue	December 31, 2025	%	December 31, 2024	%

Air transport	21,282,948	98.3%	19,278,094	98.7%
Ancillary revenues	357,445	1.7%	248,114	1.3%
Total	21,640,393	100.0%	19,526,208	100.0%